OTHER COMPREHENSIVE INCOME (LOSS) (Parenthetical) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to hedges of net investments in foreign operations included in other comprehensive income	$ 0	$ 2,000,000	$ 10,000,000
Income tax relating to cash flow hedges included in other comprehensive income	4,000,000	4,000,000	25,000,000
Income tax relating to cash flow hedges, equity accounted investments	0	0	0
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	11,000,000	(6,000,000)	(2,000,000)
Income tax relating to revaluation surplus that will not be reclassified to profit or loss, equity accounted investments	0	0	(5,000,000)
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	0	0	0
Income tax relating revaluation surplus	$ 49,000,000	$ 22,000,000	$ 1,000,000